TAXES PAYABLE (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
TAXES PAYABLE
Income taxes payable	$ 465,291	$ 493,196
VAT payable	458
Other	1,129
Total taxes payable	$ 466,878	$ 493,196